Other Long-Term Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

Other long-term liabilities consist of the following (in thousands):

	March 31,	December 31,
	2022	2021
Long-term tax liabilities	90	182
Contingent loss for research and development tax credits	2,930	2,990
One Srl call option (see Note 11)	2,623	2,416
Total other long-term liabilities	$5,643	$5,588

	At December 31,
	2021	2020
Deferred IPO fees	$—	$738
Long-term tax liabilities	182	301
Contingent loss for research and development tax credits	2,990	3,233
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	—	5,912
One Srl call option (see Note 11)	2,416	1,545
Total other long-term liabilities	$5,588	$11,729